FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Interest Rate Sensitivity (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financial Liabilities [Abstract]
Net exposure	$ (23,866)	$ 22,623
Profit or Loss +100 Basis Points [Member]
Financial Liabilities [Abstract]
Net exposure	(281)	187
Profit or Loss -100 basis Points [Member]
Financial Liabilities [Abstract]
Net exposure	281	(187)
Cash and Cash Equivalent [Member]
Financial Assets [Abstract]
Financial assets	12,038	22,623
Cash and Cash Equivalent [Member] | Profit or Loss +100 Basis Points [Member]
Financial Assets [Abstract]
Financial assets	119	187
Cash and Cash Equivalent [Member] | Profit or Loss -100 basis Points [Member]
Financial Assets [Abstract]
Financial assets	(119)	(187)
Interest-Bearing loans and Borrowings [Member]
Financial Liabilities [Abstract]
Financial liabilities	35,904	$ 0
Interest-Bearing loans and Borrowings [Member] | Profit or Loss +100 Basis Points [Member]
Financial Liabilities [Abstract]
Financial liabilities	(400)
Interest-Bearing loans and Borrowings [Member] | Profit or Loss -100 basis Points [Member]
Financial Liabilities [Abstract]
Financial liabilities	$ 400